Revenue Recognition - Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 229,141	$ 169,740	$ 130,555
Revenue | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
United States
Disaggregation of Revenue [Line Items]
Total revenue	$ 163,681	$ 129,371	$ 81,393
United States | Revenue | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	71.00%	76.00%	62.00%
Netherlands
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,077	$ 4,953	$ 19,616
Netherlands | Revenue | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	5.00%	3.00%	15.00%
Israel
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,353	$ 879	$ 284
Israel | Revenue | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	1.00%	1.00%
Rest of world
Disaggregation of Revenue [Line Items]
Total revenue	$ 52,030	$ 34,537	$ 29,262
Rest of world | Revenue | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	23.00%	20.00%	23.00%